UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (97.6%)(a)
			Shares	Value

Aerospace and defense (2.5%)

Airbus SE (France)			1,883	$143,287

BWX Technologies, Inc.			2,004	95,390

Northrop Grumman Corp.			1,341	318,943

Raytheon Co.			2,589	394,823

United Technologies Corp.			2,082	233,621

				1,186,064
Airlines (0.4%)

American Airlines Group, Inc.			4,229	178,887

				178,887
Banks (4.7%)

Bank of America Corp.			37,550	885,805

JPMorgan Chase & Co.			12,099	1,062,776

KeyCorp			12,231	217,467

U.S. Bancorp			1,694	87,241

				2,253,289
Beverages (3.9%)

Constellation Brands, Inc. Class A			1,573	254,936

Dr. Pepper Snapple Group, Inc.			3,543	346,931

Molson Coors Brewing Co. Class B			1,785	170,842

Monster Beverage Corp.(NON)			1,204	55,589

PepsiCo, Inc.			9,394	1,050,813

				1,879,111
Biotechnology (3.0%)

Alexion Pharmaceuticals, Inc.(NON)			1,832	222,112

Amgen, Inc.			2,874	471,537

Biogen, Inc.(NON)			1,048	286,544

Celgene Corp.(NON)			3,045	378,889

Gilead Sciences, Inc.			1,304	88,568

				1,447,650
Building products (1.0%)

Fortune Brands Home & Security, Inc.			2,387	145,249

Johnson Controls International PLC			7,827	329,673

				474,922
Capital markets (3.4%)

Charles Schwab Corp. (The)			10,218	416,997

E*Trade Financial Corp.(NON)			3,108	108,438

Goldman Sachs Group, Inc. (The)			2,132	489,763

Hamilton Lane, Inc. Class A(NON)			5,217	97,401

Invesco, Ltd.			6,686	204,792

KKR & Co. LP			18,253	332,752

				1,650,143
Chemicals (2.5%)

Akzo Nobel NV (Netherlands)			563	46,685

Albemarle Corp.			1,574	166,277

Axalta Coating Systems, Ltd.(NON)			2,061	66,364

CF Industries Holdings, Inc.(S)			4,567	134,041

Dow Chemical Co. (The)			1,886	119,836

E. I. du Pont de Nemours & Co.			1,330	106,839

LANXESS AG (Germany)			764	51,258

PPG Industries, Inc.			636	66,831

Sherwin-Williams Co. (The)			724	224,578

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,940	66,678

W.R. Grace & Co.			1,955	136,283

Yara International ASA (Norway)			154	5,930

				1,191,600
Commercial services and supplies (1.0%)

Republic Services, Inc.			6,038	379,247

Stericycle, Inc.(NON)			1,473	122,097

				501,344
Communications equipment (0.4%)

Cisco Systems, Inc.			5,593	189,043

				189,043
Construction materials (0.2%)

Martin Marietta Materials, Inc.			252	54,999

Vulcan Materials Co.			481	57,951

				112,950
Consumer finance (0.8%)

Oportun Financial Corp. (acquired 6/23/15, cost $24,222) (Private)(F)(RES)(NON)			8,499	23,980

Synchrony Financial			10,004	343,137

				367,117
Containers and packaging (0.4%)

Ball Corp.			829	61,562

RPC Group PLC (United Kingdom)			2,404	23,539

Sealed Air Corp.			2,509	109,342

				194,443
Diversified financial services (0.2%)

Conyers Park Acquisition Corp. (Units)(NON)			3,870	42,880

Gores Holdings II, Inc. (Units)(NON)			3,441	35,408

				78,288
Diversified telecommunication services (1.7%)

AT&T, Inc.			13,982	580,952

Verizon Communications, Inc.			2,374	115,733

Zayo Group Holdings, Inc.(NON)			4,326	142,325

				839,010
Electric utilities (1.9%)

American Electric Power Co., Inc.			1,426	95,727

Edison International			2,000	159,220

Exelon Corp.			7,243	260,603

NextEra Energy, Inc.			1,168	149,936

PG&E Corp.			3,587	238,033

				903,519
Electrical equipment (0.5%)

Rockwell Automation, Inc.			1,543	240,261

				240,261
Energy equipment and services (1.1%)

Halliburton Co.			6,612	325,377

Keane Group, Inc.(NON)(S)			1,768	25,282

Schlumberger, Ltd.			2,042	159,480

				510,139
Equity real estate investment trusts (REITs) (2.8%)

American Tower Corp.			1,677	203,823

AvalonBay Communities, Inc.			665	122,094

Boston Properties, Inc.			945	125,127

Douglas Emmett, Inc.			1,097	42,125

Equinix, Inc.			334	133,724

Equity Lifestyle Properties, Inc.			909	70,048

Essex Property Trust, Inc.			219	50,705

Federal Realty Investment Trust			420	56,070

Gaming and Leisure Properties, Inc.			2,567	85,789

GGP, Inc.			3,153	73,087

Kimco Realty Corp.			991	21,891

Park Hotels & Resorts, Inc.			109	2,798

Pebblebrook Hotel Trust			1,041	30,408

Public Storage			514	112,520

Simon Property Group, Inc.			669	115,088

Ventas, Inc.			1,622	105,495

				1,350,792
Food and staples retail (2.7%)

Costco Wholesale Corp.			2,128	356,844

CVS Health Corp.			2,437	191,305

Kroger Co. (The)			6,157	181,570

Wal-Mart Stores, Inc.			2,170	156,414

Walgreens Boots Alliance, Inc.			5,093	422,974

				1,309,107
Food products (2.0%)

Campbell Soup Co.			6,375	364,905

Kraft Heinz Co. (The)			4,475	406,375

Mondelez International, Inc. Class A			3,055	131,609

Pinnacle Foods, Inc.			1,060	61,342

				964,231
Health-care equipment and supplies (2.6%)

Becton Dickinson and Co.			1,420	260,485

Boston Scientific Corp.(NON)			10,108	251,386

C.R. Bard, Inc.			861	213,993

Danaher Corp.			3,526	301,579

Intuitive Surgical, Inc.(NON)			267	204,647

				1,232,090
Health-care providers and services (1.6%)

Aetna, Inc.			354	45,153

Cardinal Health, Inc.			792	64,588

Cigna Corp.			1,477	216,366

Express Scripts Holding Co.(NON)			1,083	71,381

Henry Schein, Inc.(NON)			641	108,951

Humana, Inc.			715	147,390

McKesson Corp.			410	60,787

UnitedHealth Group, Inc.			334	54,779

				769,395
Hotels, restaurants, and leisure (1.2%)

Hilton Worldwide Holdings, Inc.			2,605	152,288

Penn National Gaming, Inc.(NON)			6,459	119,039

Restaurant Brands International, Inc. (Canada)			1,857	103,509

Wynn Resorts, Ltd.(S)			1,120	128,363

Yum China Holdings, Inc. (China)(NON)			1,853	50,402

				553,601
Household products (0.3%)

Colgate-Palmolive Co.			1,703	124,643

				124,643
Independent power and renewable electricity producers (0.7%)

Calpine Corp.(NON)			10,743	118,710

NRG Energy, Inc.			11,750	219,725

				338,435
Industrial conglomerates (0.7%)

Siemens AG (Germany)			2,443	334,635

				334,635
Insurance (4.0%)

American International Group, Inc.			6,004	374,830

Assured Guaranty, Ltd.			10,852	402,718

Chubb, Ltd.			2,497	340,216

Hartford Financial Services Group, Inc. (The)			1,793	86,190

MetLife, Inc.			5,987	316,233

Prudential PLC (United Kingdom)			18,078	381,878

				1,902,065
Internet and direct marketing retail (3.4%)

Amazon.com, Inc.(NON)			1,202	1,065,604

Ctrip.com International, Ltd. ADR (China)(NON)			1,638	80,508

Delivery Hero Holding GmbH (acquired 6/12/15, cost $30,808) (Private) (Germany)(F)(RES)(NON)			4	26,283

Expedia, Inc.			1,046	131,974

Priceline Group, Inc. (The)(NON)			186	331,074

				1,635,443
Internet software and services (5.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,058	221,914

Alphabet, Inc. Class A(NON)			1,548	1,312,394

Facebook, Inc. Class A(NON)			6,277	891,648

Tencent Holdings, Ltd. (China)			3,950	113,242

				2,539,198
IT Services (2.7%)

Cognizant Technology Solutions Corp. Class A(NON)			790	47,021

Computer Sciences Corp.			3,617	249,609

Fidelity National Information Services, Inc.			2,769	220,468

MasterCard, Inc. Class A			2,365	265,992

Visa, Inc. Class A			5,955	529,221

				1,312,311
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.			3,247	171,669

Illumina, Inc.(NON)			350	59,724

				231,393
Machinery (2.7%)

Dover Corp.			3,561	286,126

FANUC Corp. (Japan)			700	143,483

Fortive Corp.			5,794	348,915

KION Group AG (Germany)			2,806	183,288

Komatsu, Ltd. (Japan)			13,700	357,052

				1,318,864
Media (3.6%)

Charter Communications, Inc. Class A(NON)			1,083	354,488

Comcast Corp. Class A			13,988	525,809

DISH Network Corp. Class A(NON)			2,203	139,868

Live Nation Entertainment, Inc.(NON)			5,790	175,842

Walt Disney Co. (The)			4,806	544,952

				1,740,959
Metals and mining (0.3%)

ArcelorMittal SA (France)(NON)			2,852	23,993

Freeport-McMoRan, Inc. (Indonesia)(NON)			2,422	32,358

Iluka Resources, Ltd. (Australia)			2,261	13,176

Nucor Corp.			610	36,429

Steel Dynamics, Inc.			276	9,594

United States Steel Corp.			415	14,031

				129,581
Multi-utilities (0.3%)

Ameren Corp.			1,727	94,277

Sempra Energy			621	68,621

				162,898
Oil, gas, and consumable fuels (6.0%)

Anadarko Petroleum Corp.			5,367	332,754

Arch Coal, Inc. Class A(NON)			97	6,687

Cenovus Energy, Inc. (Canada)			11,631	131,629

Cheniere Energy, Inc.(NON)			5,147	243,299

Chevron Corp.			457	49,068

ConocoPhillips			9,560	476,757

EnCana Corp. (Canada)			8,336	97,661

EOG Resources, Inc.			2,325	226,804

Exxon Mobil Corp.			1,508	123,671

Kinder Morgan, Inc.			2,445	53,154

Marathon Oil Corp.			4,101	64,796

Noble Energy, Inc.			4,916	168,815

Pioneer Natural Resources Co.			731	136,134

Plains All American Pipeline LP			2,657	83,988

QEP Resources, Inc.(NON)			7,626	96,926

Royal Dutch Shell PLC Class A (United Kingdom)			10,251	269,199

Seven Generations Energy, Ltd. (Canada)(NON)			4,468	81,643

Suncor Energy, Inc. (Canada)			6,289	193,089

				2,836,074
Paper and forest products (0.1%)

KapStone Paper and Packaging Corp.			2,956	68,284

				68,284
Personal products (0.1%)

Edgewell Personal Care Co.(NON)			631	46,151

				46,151
Pharmaceuticals (4.8%)

Bristol-Myers Squibb Co.			5,576	303,223

Eli Lilly & Co.			1,222	102,782

Jazz Pharmaceuticals PLC(NON)			774	112,331

Johnson & Johnson			7,085	882,437

Merck & Co., Inc.			8,846	562,075

Pfizer, Inc.			10,093	345,282

				2,308,130
Real estate management and development (0.1%)

CBRE Group, Inc. Class A(NON)			1,301	45,262

				45,262
Road and rail (0.7%)

Norfolk Southern Corp.			2,996	335,462

				335,462
Semiconductors and semiconductor equipment (4.8%)

Analog Devices, Inc.			702	57,529

Applied Materials, Inc.			8,361	325,243

Broadcom, Ltd.			2,210	483,902

Cavium, Inc.(NON)			2,961	212,185

NVIDIA Corp.			665	72,438

NXP Semiconductor NV(NON)			1,215	125,753

Qorvo, Inc.(NON)(S)			6,532	447,834

Qualcomm, Inc.			3,419	196,045

Texas Instruments, Inc.			4,996	402,478

				2,323,407
Software (4.7%)

Adobe Systems, Inc.(NON)			2,613	340,030

Everbridge, Inc.(NON)			1,473	30,241

Microsoft Corp.			20,703	1,363,500

RealPage, Inc.(NON)			5,575	194,568

salesforce.com, Inc.(NON)			1,487	122,663

Ubisoft Entertainment SA (France)(NON)			5,240	223,853

				2,274,855
Specialty retail (2.4%)

Home Depot, Inc. (The)			4,481	657,945

O'Reilly Automotive, Inc.(NON)			774	208,856

TJX Cos., Inc. (The)			3,649	288,563

				1,155,364
Technology hardware, storage, and peripherals (3.8%)

Apple, Inc.			12,008	1,725,069

HP, Inc.			3,671	65,637

Western Digital Corp.			611	50,426

				1,841,132
Textiles, apparel, and luxury goods (0.7%)

Hanesbrands, Inc.(S)			8,586	178,245

NIKE, Inc. Class B			3,140	174,992

				353,237
Tobacco (1.5%)

Altria Group, Inc.			4,203	300,178

Philip Morris International, Inc.			3,931	443,810

				743,988
Trading companies and distributors (0.2%)

Herc Holdings, Inc.(NON)			1,977	96,656

				96,656
Water utilities (0.3%)

American Water Works Co., Inc.			2,142	166,583

				166,583
Wireless telecommunication services (0.4%)

T-Mobile US, Inc.(NON)			3,176	205,138

				205,138

Total common stocks (cost $40,321,894)				$46,947,144

INVESTMENT COMPANIES (1.1%)(a)
			Shares	Value

SPDR S&P Regional Banking ETF(S)			9,363	$511,313

Total investment companies (cost $525,722)				$511,313

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $66) (Private)(F)(RES)(NON)			23	$65

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,266) (Private)(F)(RES)(NON)			402	1,254

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,973) (Private)(F)(RES)(NON)			584	2,943

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,311) (Private)(F)(RES)(NON)			847	4,268

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,416) (Private)(F)(RES)(NON)			440	2,391

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $7,296) (Private)(F)(RES)(NON)			950	7,223

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,463) (Private)(F)(RES)(NON)			7,180	20,258

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $25,875) (Private)(F)(RES)(NON)			9,079	25,616

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(F)(RES)(NON)			13,869	39,094

Total convertible preferred stocks (cost $104,155)				$103,112

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-17/$218.00		$36,933	$5,393

Total purchased options outstanding (cost $76,082)				$5,393

SHORT-TERM INVESTMENTS (6.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)		Shares	1,415,855	$1,415,855

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	1,658,060	1,658,060

U.S. Treasury Bills 0.493%, 4/6/17(SEG)			$92,000	91,995

Total short-term investments (cost $3,165,908)				$3,165,910

TOTAL INVESTMENTS

Total investments (cost $44,193,761)(b)				$50,732,872

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $2,822,332) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/21/17	$129,541	$127,585	$(1,956)
	Canadian Dollar	Sell	4/19/17	145,088	145,970	882
Citibank, N.A.
	Canadian Dollar	Buy	4/19/17	141,102	139,620	1,482
	Euro	Sell	6/21/17	923,403	915,727	(7,676)
Goldman Sachs International
	Japanese Yen	Sell	5/17/17	337,901	331,873	(6,028)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/17	441,091	434,105	(6,986)
	Canadian Dollar	Sell	4/19/17	716,040	708,953	(7,087)
	Norwegian Krone	Buy	6/21/17	1,177	1,196	(19)
	Swiss Franc	Buy	6/21/17	11,836	12,514	(678)
State Street Bank and Trust Co.
	Israeli Shekel	Buy	4/19/17	994	4,789	(3,795)

Total						$(31,861)

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	3	$353,888	Jun-17	$(1,622)

Total				$(1,622)

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $52,629) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-17/$213.00	$36,933	$3,932

Total			$3,932

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	156	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58%	Russell 2000 Total Return Index	$(3,251)

Total		$—	$(3,251)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
OTC	Over-the-counter
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $48,121,978.
(b)	The aggregate identified cost on a tax basis is $44,326,228, resulting in gross unrealized appreciation and depreciation of $7,593,541 and $1,186,897, respectively, or net unrealized appreciation of $6,406,644.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $153,375, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$469,250	$3,417,454	$2,470,849	$2,075	$1,415,855
	Putnam Short Term Investment Fund**	771,330	4,029,152	3,142,422	1,183	1,658,060
	Totals	$1,240,580	$7,446,606	$5,613,271	$3,258	$3,073,915
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,415,855, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,375,624.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $68,402 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries and to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $33,651 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,412,321	$—	$26,283
Consumer staples	5,067,231	—	—
Energy	3,346,213	—	—
Financials	6,226,922	—	23,980
Health care	5,988,658	—	—
Industrials	4,667,095	—	—
Information technology	10,479,946	—	—
Materials	1,696,858	—	—
Real estate	1,396,054	—	—
Telecommunication services	1,044,148	—	—
Utilities	1,571,435	—	—
Total common stocks	46,896,881	—	50,263
Convertible preferred stocks	—	—	103,112
Investment companies	511,313	—	—
Purchased options outstanding	—	5,393	—
Short-term investments	1,658,060	1,507,850	—

Totals by level	$49,066,254	$1,513,243	$153,375

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(31,861)	$—
Futures contracts	(1,622)	—	—
Written options outstanding	—	(3,932)	—
Total return swap contracts	—	(3,251)	—

Totals by level	$(1,622)	$(39,044)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,364	$34,225
Equity contracts	5,393	8,805

Total	$7,757	$43,030

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$37,000
Written equity option contracts (contract amount)		$37,000
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$3,200,000
OTC total return swap contracts (notional)		$1,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—
	Futures contracts§	—	—	—	—	—	—	—
	Forward currency contracts#	882	1,482	—	—	—	—	2,364
	Purchased options#	—	—	5,393	—	—	—	5,393

	Total Assets	$882	$1,482	$5,393	$—	$—	$—	$7,757

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$3,251	$—	$—	$—	$3,251
	Futures contracts§	—	—	—	—	803	—	803
	Forward currency contracts#	1,956	7,676	6,028	14,770	—	3,795	34,225
	Written options#	—	—	3,932	—	—	—	3,932

	Total Liabilities	$1,956	$7,676	$13,211	$14,770	$803	$3,795	$42,211

	Total Financial and Derivative Net Assets	$(1,074)	$(6,194)	$(7,818)	$(14,770)	$(803)	$(3,795)	$(34,454)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—
	Net amount	$(1,074)	$(6,194)	$(7,818)	$(14,770)	$(803)	$(3,795)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017